Schedules of Investments (unaudited)
Pax U.S. Sustainable Economy Fund	September 30, 2021

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.7%
COMMUNICATION SERVICES: 8.7%
Alphabet, Inc., Class A (a)	3,745	$10,012,332
Alphabet, Inc., Class C (a)	1,455	3,878,026
AT&T, Inc.	5,962	161,034
Cable One, Inc.	155	281,035
Electronic Arts, Inc.	4,539	645,673
Interpublic Group of Cos Inc., The	24,819	910,113
T-Mobile US, Inc. (a)	2,210	282,350
Verizon Communications, Inc.	99,212	5,358,440
ViacomCBS, Inc., Class B	74,692	2,951,081
Zynga, Inc., Class A (a)	151,944	1,144,138
		25,624,222

CONSUMER DISCRETIONARY: 6.6%
Amazon.com, Inc. (a)	300	985,512
Aptiv PLC (a)	6,367	948,492
Best Buy Co., Inc.	16,529	1,747,281
BorgWarner, Inc.	19,394	838,015
Brunswick Corp.	21,657	2,063,262
DR Horton, Inc.	3,073	258,040
eBay, Inc.	19,007	1,324,218
Etsy, Inc. (a)	1,383	287,609
Gentex Corp.	8,000	263,840
Grand Canyon Education, Inc. (a)	15,094	1,327,668
Harley-Davidson, Inc.	7,411	271,317
Hasbro, Inc.	2,792	249,102
Home Depot, Inc., The	15,436	5,067,020
Lear Corp.	1,590	248,803
Lowe's Cos., Inc.	6,172	1,252,052
MGM Resorts International	7,245	312,622
Nordstrom, Inc. (a)(b)	7,018	185,626
NVR, Inc. (a)	61	292,439
Planet Fitness, Inc., Class A (a)	3,471	272,647
PulteGroup, Inc.	5,159	236,901
Tractor Supply Co.	793	160,670
Vail Resorts, Inc. (a)	980	327,369
Whirlpool Corp.	1,285	261,960
Williams-Sonoma, Inc.	1,839	326,110
		19,508,575

CONSUMER STAPLES: 6.2%
Archer-Daniels-Midland Co.	5,200	312,052
Clorox Co., The	4,101	679,167
Colgate-Palmolive Co.	15,606	1,179,501
Estee Lauder Cos, Inc., The, Class A	1,516	454,694
General Mills, Inc.	28,590	1,710,254
Hershey Co., The	6,502	1,100,464
J.M. Smucker Co., The	10,560	1,267,517
Kimberly-Clark Corp.	17,453	2,311,475
Kroger Co., The	57,114	2,309,119
PepsiCo, Inc.	20,744	3,120,105
Procter & Gamble Co., The	21,803	3,048,059
Walgreens Boots Alliance, Inc.	14,606	687,212
		18,179,619

FINANCIALS: 9.2%
Affiliated Managers Group, Inc.	4,313	651,651
Aflac, Inc.	51,690	2,694,600
Allstate Corp., The	34,597	4,404,544
Ally Financial, Inc.	6,000	306,300
American Express Co.	1,800	301,554
Ameriprise Financial, Inc.	5,268	1,391,384
Bank of New York Mellon Corp., The	47,301	2,452,084
FactSet Research Systems, Inc.	376	148,437
Hartford Financial Services Group, Inc., The	20,245	1,422,211
Huntington Bancshares, Inc.	16,806	259,821
Loews Corp.	5,142	277,308
LPL Financial Holdings, Inc.	13,677	2,144,007
MarketAxess Holdings, Inc.	1,093	459,814
MetLife, Inc.	71,798	4,432,091
PNC Financial Services Group, Inc., The	1,958	383,063
Progressive Corp., The	11,665	1,054,399
Prudential Financial, Inc.	3,000	315,600
Regions Financial Corp.	15,500	330,305
Reinsurance Group of America, Inc.	2,600	289,276
Synchrony Financial	6,400	312,832
Unum Group	125,405	3,142,649
		27,173,930

HEALTH CARE: 17.0%
AbbVie, Inc.	23,324	2,515,960
Agilent Technologies, Inc.	17,133	2,698,961
Amgen, Inc.	8,426	1,791,789
Anthem, Inc.	1,706	635,997
Baxter International, Inc.	3,162	254,320
Bio-Rad Laboratories, Inc., Class A (a)	1,206	899,616
Bristol-Myers Squibb Co.	67,042	3,966,875
Catalent, Inc. (a)	2,500	332,675
Cerner Corp.	25,169	1,774,918
Charles River Laboratories International, Inc. (a)	976	402,766
CVS Health Corp.	33,778	2,866,401
Eli Lilly & Co.	13,717	3,169,313
Encompass Health Corp.	3,700	277,648
Hill-Rom Holdings, Inc.	1,627	244,050
Hologic, Inc. (a)	3,725	274,942
Humana, Inc.	700	272,405
IDEXX Laboratories, Inc. (a)	592	368,165
Illumina, Inc. (a)	7,381	2,993,807
Johnson & Johnson	36,026	5,818,198
Merck & Co., Inc.	28,023	2,104,808
Mettler-Toledo International, Inc. (a)	295	406,321
Organon & Co.	2,402	78,762
Thermo Fisher Scientific, Inc.	10,888	6,220,641
West Pharmaceutical Services, Inc.	11,037	4,685,648
Zoetis, Inc.	25,216	4,895,434
		49,950,420

INDUSTRIALS: 9.3%
A.O. Smith Corp.	4,300	262,601

Acuity Brands, Inc.	1,967	341,019
Allegion PLC	2,182	288,417
Booz Allen Hamilton Holding Corp.	2,475	196,391
C.H. Robinson Worldwide, Inc.	8,868	771,516
CSX Corp.	8,364	248,745
Cummins, Inc.	7,258	1,629,855
Emerson Electric Co.	11,071	1,042,888
Expeditors International of Washington, Inc.	1,313	156,418
FedEx Corp.	987	216,439
Gates Industrial Corp PLC (a)	16,880	274,638
Graco, Inc.	3,745	262,038
Hexcel Corp. (a)	4,681	278,005
Hubbell, Inc.	1,498	270,644
IDEX Corp.	1,392	288,074
Illinois Tool Works, Inc.	1,190	245,890
Johnson Controls International PLC	21,795	1,483,804
Kansas City Southern	17,796	4,816,309
Norfolk Southern Corp.	6,491	1,552,972
Owens Corning	2,954	252,567
Regal Beloit Corp.	1,829	274,972
Rockwell Automation, Inc.	3,670	1,079,127
Sensata Technologies Holding, PLC (a)	4,538	248,319
Trane Technologies PLC	7,113	1,228,059
Union Pacific Corp.	4,300	842,843
United Parcel Service, Inc., Class B	13,851	2,522,267
United Rentals, Inc. (a)	3,450	1,210,709
W.W. Grainger, Inc.	844	331,743
Waste Management, Inc.	32,030	4,784,001
		27,401,270

INFORMATION TECHNOLOGY: 32.9% (c)
Accenture PLC, Class A	6,573	2,102,834
Adobe, Inc. (a)	1,611	927,485
Analog Devices, Inc.	14,289	2,393,122
ANSYS, Inc. (a)	3,607	1,228,003
Apple, Inc.	113,393	16,045,111
Applied Materials, Inc.	20,613	2,653,511
Autodesk, Inc. (a)	6,331	1,805,411
Avnet, Inc.	4,293	158,712
Cadence Design Systems, Inc. (a)	8,226	1,245,745
Cisco Systems, Inc.	33,256	1,810,124
Citrix Systems, Inc.	7,417	796,363
Cognex Corp.	3,357	269,299
Corning, Inc.	6,267	228,683
Dell Technologies, Inc., Class C (a)	3,458	359,770
DocuSign,Inc. (a)	5,921	1,524,243
F5 Networks, Inc. (a)	146	29,022
First Solar, Inc. (a)	3,221	307,477
HP, Inc.	48,904	1,338,013
HubSpot, Inc. (a)	5,338	3,608,968
IBM	11,809	1,640,624
Intel Corp.	59,927	3,192,911
Intuit, Inc.	2,013	1,086,034
Keysight Technologies, Inc. (a)	3,469	569,922
Lam Research Corp.	7,820	4,450,753

MasterCard, Inc., Class A	10,919	3,796,318
Microsoft Corp.	51,834	14,613,041
National Instruments Corp.	6,204	243,383
Nuance Communications, Inc. (a)	17,628	970,245
NVIDIA Corp.	38,648	8,006,320
NXP Semiconductors NV	8,700	1,704,069
Okta, Inc. (a)	5,800	1,376,572
PayPal Holdings Inc (a)	1,921	499,863
PTC, Inc. (a)	3,175	380,333
QUALCOMM, Inc.	2,066	266,473
salesforce.com, Inc. (a)	8,932	2,422,537
ServiceNow, Inc. (a)	4,481	2,788,392
Splunk, Inc. (a)	2,072	299,839
Square, Inc., Class A (a)	1,200	287,808
Synopsys, Inc. (a)	4,544	1,360,519
Texas Instruments, Inc.	19,807	3,807,103
Trimble, Inc. (a)	3,658	300,871
Universal Display Corp.	4,066	695,123
Visa, Inc., Class A	7,542	1,679,981
VMware, Inc., Class A (a)(b)	5,884	874,951
Western Digital Corp. (a)	4,050	228,582
Wolfspeed, Inc. (a)	3,245	261,969
		96,636,432

MATERIALS: 4.0%
Air Products & Chemicals, Inc.	6,825	1,747,951
Amcor PLC	22,881	265,191
Axalta Coating Systems, Ltd. (a)	9,146	266,972
Celanese Corp.	1,802	271,453
Chemours Co., The	9,744	283,161
Eastman Chemical Co.	3,580	360,649
Ecolab, Inc.	13,907	2,901,278
Graphic Packaging Holding Co.	16,798	319,834
International Flavors & Fragrances, Inc.	19,056	2,548,168
International Paper Co.	4,953	276,972
Martin Marietta Materials, Inc.	796	271,977
Packaging Corp of America	2,081	286,013
PPG Industries, Inc.	9,107	1,302,392
Sherwin-Williams Co., The	1,188	332,319
Sonoco Products Co.	255	15,193
WestRock Co.	5,034	250,844
		11,700,367

REAL ESTATE: 4.1%
Boston Properties, Inc., REIT	3,218	348,670
CBRE Group, Inc., Class A (a)	44,538	4,336,220
Equinix, Inc., REIT	1,669	1,318,727
Equity Residential, REIT	3,779	305,797
Healthpeak Properties, Inc., REIT	53,853	1,802,998
Host Hotels & Resorts, Inc., REIT (a)	15,722	256,740
Omega Healthcare Investors, Inc., REIT	1,109	33,226
Park Hotels & Resorts, Inc., REIT (a)	12,320	235,805
Prologis, Inc., REIT	13,329	1,671,856
Rayonier, Inc., REIT	834	29,757
UDR, Inc., REIT	6,049	320,476

Ventas, Inc., REIT	4,941	272,793
Welltower, Inc., REIT	8,651	712,842
Weyerhaeuser Co., REIT	7,700	273,889
		11,919,796

UTILITIES: 1.7%
American Water Works Co., Inc.	27,056	4,573,546
Avangrid, Inc. (b)	5,510	267,786
Edison International	4,454	247,063
		5,088,395

TOTAL COMMON STOCKS		293,183,026
(Cost $176,832,790)

MONEY MARKET: 0.2%
State Street Institutional U.S. Government Money Market Fund, 0.030% (d)(e)	553,011	553,011
(Cost $553,011)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.032% (d)(e)	917,101	917,101
(Cost $917,101)

TOTAL INVESTMENTS: 100.2%		294,653,138
(Cost $178,302,902)

PAYABLE UPON RETURN OF SECURITIES LOANED:- 0.3%		(917,101)

OTHER ASSETS AND LIABILITIES - (NET): 0.1%		151,904

Net Assets: 100.0%		$293,887,941

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2021. The total market value of securities on loan as of September 30, 2021 was $1,153,793.
(c)	Broad industry sectors used for financial reporting.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2021.
(e)	Premier Class shares

September 30, 2021

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2021, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $293,185, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $500,813, representing 0.07% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	unadjusted quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2021:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,363,364,377	$-	$-	$1,363,364,377
Cash Equivalents	46,839,691	-	-	46,839,691
Total	$1,410,204,068	$-	$-	$1,410,204,068
Small Cap
Common Stocks	$624,823,772	$-	$-	$624,823,772
Cash Equivalents	45,551,003	-	-	45,551,003
Total	$670,374,775	$-	$-	$670,374,775
U.S. Sustainable Economy
Common Stocks	$293,183,026	$-	$-	$293,183,026
Cash Equivalents	1,470,112	-	-	1,470,112
Total	$294,653,138	$-	$-	$294,653,138
Global Sustainable Infrastructure
Common Stocks	$54,292,358	$42,768,858	$-	$97,061,216
Exchange-Traded Funds	$-	577,056	-	577,056
Cash Equivalents	3,720,753	-	-	3,720,753
Total	$58,013,111	$43,345,914	$-	$101,359,025
Global Opportunities
Common Stocks	$74,411,932	$49,418,534	$-	$123,830,466
Cash Equivalents	1,836,505	-	-	1,836,505
Total	$76,248,437	$49,418,534	$-	$125,666,971
Global Environmental Markets
Common Stocks	$1,434,906,698	$875,157,002	$-	$2,310,063,700
Rights	692,438	-	-	692,438
Cash Equivalents	46,355,769	-	-	46,355,769
Total	$1,481,954,905	$875,157,002	$-	$2,357,111,907
Global Women’s Leadership
Common Stocks	$689,844,488	$227,423,958	$-	$917,268,446
Preferred Stocks	91,160	500,934	-	592,094
Rights	31,134	-	-	31,134
Cash Equivalents	8,717,546	-	-	8,717,546
Total	$698,684,328	$227,924,892	$-	$926,609,220
EAFE ESG Leaders
Common Stocks	$12,954,953	$780,954,428	$-	$793,909,381
Preferred Stocks	-	592,054	-	592,054
Cash Equivalents	17,654,441	-	-	17,654,441
Total	$30,609,394	$781,546,482	$-	$812,155,876
Core Bond
Community Investment Notes	$-	$-	$293,185	$293,185
Corporate Bonds	-	297,519,195	-	297,519,195
U.S. Gov't Agency Bonds	-	8,984,970	-	8,984,970
Government Bonds	-	1,458,493	-	1,458,493
Supranational Bonds	-	95,748,019	-	95,748,019
Municipal Bonds	-	11,242,526	-	11,242,526
U.S. Treasury Notes	-	110,885,077	-	110,885,077
Asset-Backed Securities	-	54,027,001	-	54,027,001
Mortgage-Backed Securities	-	184,644,762	-	184,644,762
Medium Term Certificates of Deposit	-	256,019	-	256,019
Cash Equivalents	10,915,379	251,020	-	11,166,399
Total	$10,915,379	$765,017,082	$293,185	$776,225,646
High Yield Bond
Community Investment Notes	$-	$-	$500,813	$500,813
Common Stocks	-	-	0	0
Preferred Stocks	-	3,682,200	0	3,682,200
Corporate Bonds	-	643,966,705	-	643,966,705
Loans	-	14,940,231	-	14,940,231
Medium Term Certificates of Deposit	-	500,000	-	500,000
Certificates of Deposit	-	501,970	-	501,970
Cash Equivalents	27,039,106	-	-	27,039,106
Total	$27,039,106	$663,591,106	$500,813	$691,131,025
Sustainable Allocation
Affiliated Investment Companies	$2,315,729,781	$-	$-	$2,315,729,781
Cash Equivalents	136,514,172	-	-	136,514,172
Total	$2,452,243,953	$-	$-	$2,452,243,953

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2021, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/20	Gross Additions	Gross Reductions	Shares Held at 09/30/21	Value at 12/31/20	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 09/30/21
Sustainable Allocation
Large Cap	74,122,950	157,946	2,362,357	71,918,539	$1,066,673,676	$2,246,000	$6,609,687	$164,274,617	$1,031,311,852
Small Cap	3,935,579	239,913	376,884	3,798,608	82,465,971	169,256	1,162,489	13,577,101	74,338,755
Global Sustainable Infrastructure	8,320,411	72,607	3,465,629	4,927,389	76,226,703	1,125,406	16,589,660	(9,051,792)	74,896,308
Global Opportunities	2,572,091	1,199,339	-	3,771,430	60,154,307	45,939	-	5,644,351	61,474,308
Global Environmental Markets	2,180,751	462,285	-	2,643,036	62,560,652	143,382	-	6,542,822	62,983,537
Global Women's Leadership	1,533,441	333,058	-	1,866,499	63,516,971	500,776	-	5,518,308	62,789,036
International Sustainable Economy	15,860,899	267,328	669,045	15,459,182	171,765,625	2,871,108	1,009,583	8,357,632	165,567,841
Core Bond	66,559,119	2,655,404	-	69,214,523	710,929,777	9,726,351	-	(19,757,492)	710,833,155
High Yield	-	10,337,426	-	10,337,426	71,029,076	1,164,116	-	370,873	71,534,989
Total					$2,365,322,758	$17,992,334	$25,371,419	$175,476,419	$2,315,729,781

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.